UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            02/13/08
-----------------------     --------------------------    ----------------------
     [Signature]                     [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total: $516,359
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number             Name

1.         028-11626                        Indus Partners, LLC
----       --------------------             --------------------

                                                    FORM 13F INFORMATION TABLE
                                                        DECEMBER 31, 2008

COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                              VALUE      SHRS OR            INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT  PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                 --------------     -----      --------    -------  --------  ----------  --------  ----  ------  ----
ANADARKO PETE CORP             COM               032511107    10794      280000   Call        SHARED       1       0     280000   0
BP PLC                         SPONSORED ADR     55622104      4207       90000   Call        SHARED       1       0      90000   0
CHINA DIGITAL TV HLDG CO LTD   SPONSORED ADR     16938G107     3209      432233               SHARED       1       0     432233   0
CHINA LIFE INS CO LTD          SPON ADR REP H    16939P106    22736      490000   Call        SHARED       1       0     490000   0
E HOUSE CHINA HLDGS LTD        ADR               26852W103     4121      508725               SHARED       1       0     508725   0
FREEPORT-MCMORAN COPPER & GO   COM               35671D857     2261       92500               SHARED       1       0      92500   0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR     456788108     9828      400000               SHARED       1       0     400000   0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT    55608B105     4787     1269852               SHARED       1       0    1269852   0
MINDRAY MEDICAL INTL LTD       SPON ADR          602675100     7200      400000               SHARED       1       0     400000   0
MONSANTO CO NEW                COM               61166W101    10553      150000   Put         SHARED       1       0     150000   0
ISHARES TR                     MSCI EMERG MKT    464287234   126348     5060000   Call        SHARED       1       0    5060000   0
PERFECT WORLD CO LTD           SPON ADR REP B    71372U104     4902      284200               SHARED       1       0     284200   0
POSCO                          SPONSORED ADR     693483109    11084      147300               SHARED       1       0     147300   0
SATYAM COMPUTER SERVICES LTD   ADR               804098101     7232      800000               SHARED       1       0     800000   0
SINA CORP                      COM               G81447104     9526      411500               SHARED       1       0     411500   0
SINA CORP                      COM               G81447104     8334      360000   Call        SHARED       1       0     360000   0
SPDR TR                        UNIT SER 1        78462F103   258086     2860000   Put         SHARED       1       0    2860000   0
YUM! BRANDS INC                COM               988498101    11151      354000               SHARED       1       0     354000   0



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